RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance leases description	The Company has 29 finance leases with Chi Yip
Finance lease monthly payments	$ 301,979	$ 479,055
Minimum [Member]
Related Party Transaction [Line Items]
Interest rate	0.96%
Minimum [Member] | Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance lease monthly payments	$ 1,482
Maximum [Member]
Related Party Transaction [Line Items]
Interest rate	7.42%
Maximum [Member] | Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance lease monthly payments	$ 4,308